Schedule of Option continuity (Details) - Stocks Option [Member] - $ / shares	3 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Outstanding at beginning of period (in shares)	1,018,033	908,033
Outstanding at beginning of period (per share)	2.22	2.05
Granted (in shares)	454,546	614,546
Granted (per share)	$ 5.55	$ 4.91
Forfeited or cancelled (in shares)		(50,000)
Forfeited or cancelled (per share)		$ 2.00
Exercised (in shares)	(745,606)	(745,606)
Exercised (per share)	$ 2.04	$ 2.04
Correction of fractional legacy records (in shares)	300	300
Exercisable at end of period (in shares)	727,273	727,273
Outstanding at end of period (in shares)	727,273	727,273
Outstanding at end of period (per share)	4.48	4.48
Exercisable at end of period (per share)	4.48	4.48